Related Party Transactions (Details) - USD ($)		12 Months Ended
	Jun. 12, 2017	Jun. 30, 2015
Related Party Transactions (Textual)
Consulting fee	$ 10,000
Consulting agreement, term	1 year
Mr. Seth [Member]
Related Party Transactions (Textual)
Advisory services fee		$ 12,500